STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
Schedule of stock options activity

The following is a summary of the stock options activity:

Weighted
Average
Exercise Price
Stock Options	Shares	Per Share
Outstanding as of June 30, 2020	109,520	$10.02
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2021	109,520	$10.02
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of December 31, 2021	109,520	$10.02

Schedule of options outstanding and exercisable

The following is a summary of the status of options outstanding and exercisable at December 31, 2021:

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price	Number	life (Years)	Price	Number	life (Years)
$14.80	29,520	0.23	$14.80	29,520	0.23
$8.25	80,000	3.09	$8.25	80,000	3.09
109,520

Schedule of restricted shares granted

Following is a summary of the restricted shares granted:

Restricted stock grants	Shares
Non-vested as of June 30, 2020	320,800
Granted	—
Vested	(190,400)
Non-vested as of June 30, 2021	130,400
Granted	3,000,000
Vested	(3,130,400)
Non-vested as of December 31, 2021	—